Other Income and Expenses - Summary of Details of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expense [Abstract]
Gain on disposal of property and equipment		₩ 3	₩ 16
Reversal of other bad debt allowances	₩ 2	35
Miscellaneous gain	656	315	106
Total	₩ 658	₩ 353	₩ 122